UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	895	$5,802
Waddell & Reed Advisors Cash Management, Class A	5,752	5,752
Waddell & Reed Advisors Global Bond Fund, Class Y	1,470	5,879
Waddell & Reed Advisors Government Securities Fund, Class Y	1,002	5,772
Waddell & Reed Advisors International Growth Fund, Class Y	3,131	30,875
Waddell & Reed Advisors New Concepts Fund, Class Y	1,649	18,367
Waddell & Reed Advisors Small Cap Fund, Class Y	1,159	18,691
Waddell & Reed Advisors Vanguard Fund, Class Y (A)	3,237	31,751

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$122,889
(Cost: $116,453)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$37	$37

(Cost: $37)

TOTAL INVESTMENT SECURITIES – 100.0%		$122,926
(Cost: $116,490)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(51)

NET ASSETS – 100.0%		$122,875

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$122,889	$—	$—
Short-Term Securities	—	37	—
Total	$122,889	$37	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$116,490
Gross unrealized appreciation	7,351
Gross unrealized depreciation	(915)
Net unrealized appreciation	$6,436

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,734	$11,239
Waddell & Reed Advisors Cash Management, Class A	5,573	5,573
Waddell & Reed Advisors Core Investment Fund, Class Y	3,752	24,539
Waddell & Reed Advisors Global Bond Fund, Class Y	2,847	11,388
Waddell & Reed Advisors Government Securities Fund, Class Y	2,908	16,752
Waddell & Reed Advisors International Growth Fund, Class Y	1,819	17,932
Waddell & Reed Advisors New Concepts Fund, Class Y	1,064	11,857
Waddell & Reed Advisors Vanguard Fund, Class Y (A)	1,880	18,446

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$117,726
(Cost: $113,369)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (B)	$69	$69

(Cost: $69)

TOTAL INVESTMENT SECURITIES – 100.0%		$117,795
(Cost: $113,438)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		85

NET ASSETS – 100.0%		$117,880

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$117,726	$—	$—
Short-Term Securities	—	69	—
Total	$117,726	$69	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$113,438
Gross unrealized appreciation	4,900
Gross unrealized depreciation	(543)
Net unrealized appreciation	$4,357

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	MARCH 31, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	3,326	$21,553
Waddell & Reed Advisors Cash Management, Class A	3,564	3,564
Waddell & Reed Advisors Core Investment Fund, Class Y	2,395	15,664
Waddell & Reed Advisors Global Bond Fund, Class Y	5,459	21,834
Waddell & Reed Advisors Government Securities Fund, Class Y	1,859	10,710

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$73,325
(Cost: $71,368)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.131%, 4-2-12 (A)	$114	$114

(Cost: $114)

TOTAL INVESTMENT SECURITIES – 100.1%		$73,439
(Cost: $71,482)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(77)

NET ASSETS – 100.0%		$73,362

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$73,325	$—	$—
Short-Term Securities	—	114	—
Total	$73,325	$114	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$71,482
Gross unrealized appreciation	2,236
Gross unrealized depreciation	(279)
Net unrealized appreciation	$1,957

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios (Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 24, 2012

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 24, 2012